Annual Total Returns [BarChart] - Voya Balanced Portfolio - Class S	May 01, 2021
Bar Chart Table:
2011	(1.66%)
2012	13.49%
2013	16.33%
2014	5.99%
2015	(2.14%)
2016	7.62%
2017	14.37%
2018	(7.03%)
2019	18.80%
2020	10.57%